Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		6 Months Ended				12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Numerator:
Net loss attributable to Linkage Global Inc		$ (3,087,359)		$ (1,405,766)		$ (439,336)	$ (652,728)	$ 1,066,375
Denominator:
Weighted average number of ordinary shares	[2]	3,415,533	[1]	2,084,890	[1]	21,175,342	20,000,000	20,000,000
Net loss per ordinary share
Basic	[2]	$ (0.9)		$ (0.67)		$ (0.02)	$ (0.03)	$ 0.05
Diluted	[2]	$ (0.9)		$ (0.67)		$ (0.02)	$ (0.03)	$ 0.05

[1]	The number of ordinary shares is the weighted average number based on both Class A ordinary shares and Class B ordinary shares, with each Class B ordinary share representing 100 voting rights.
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).